Events After the Reporting Period	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Events After the Reporting Period
Events after the reporting period
The following events regarding the Telefónica Group took place between December 31, 2017 and the date of authorization for issue of the accompanying consolidated financial statements:
Financing

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On January 11, 2018, Telefónica Deutschland Holding AG launched an issuance of debt instruments in the local market (schuldscheindarlehen and namensschuldverschreibung) for an aggregate amount up to 200 million euros and maturities of up to 15 years.

•	On January 22, 2018, Telefónica, S.A. drew down 100 million euros of its bilateral loan signed on December 28, 2017 and maturing in 2020.

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On January 22, 2018, Telefónica Emisiones S.A.U. issued notes under its EMTN Program filed on June 29, 2017 in an aggregate nominal amount of 1,000 million euros. The notes are due on January 22, 2027, pay an annual coupon of 1.447% and are guaranteed by Telefónica, S.A.

•	On January 23, 2018, Telefónica, S.A. drew down 385 million euros of its bilateral loan signed on December 20, 2017 and maturing in 2019.

•	On January 23, 2018, Telefónica Germany GmbH & Co. OHG signed the second extension of its syndicated credit facility dated March 22, 2016, for 750 million euros and new maturity on March 22, 2023.

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On January 26, 2018, Telxius Telecom, S.A. drew down 221 million euros and 75 million dollars of its multicurrency syndicated facility signed on December 1, 2017 and maturing in 2022. This syndicated facility includes an option by mutual agreement between the parties to extend the maturity up to 2024.

•	On January 30, 2018, Telefónica, S.A. drew down 100 million euros of its bilateral loan signed on November 24, 2017 and maturing in 2026.

•	On February 2, 2018, Telefónica Emisiones, S.A.U. redeemed 750 million sterling pounds of its notes issued on February 2, 2006. The notes were guaranteed by Telefónica, S.A.
New organizational structure
The Board of Directors of Telefónica, S.A., at its meeting held on January 31, 2018, resolved to adopt a new organizational structure in order to make the Company more agile, simple and focused on management, customer service, growth, efficiency and profitability.
The main changes are detailed below:

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the areas of General Counsel, and Public Affairs and Regulation, up until now led by Mr. Ramiro Sánchez de Lerín and Mr. Carlos López Blanco respectively, is unified and headed by Mr. Pablo de Carvajal.

•	Mr. Emilio Gayo will replace Mr. Luis Miguel Gilpérez as Executive Chairman of Telefónica España and member of the Executive Committee of Telefónica, S.A.

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Telefónica Hispanoamérica, until now headed by Mr. Eduardo Caride (also a member of the Executive Committee), is split into two new units in order to more effectively manage the different market situations: Telefónica Hispam Sur unit is created (encompassing operations in Argentina, Chile, Peru and Uruguay), which is led by Mr. Bernardo Quinn (until now Director of Global Human Resources), and Telefónica Hispam Norte unit is created (encompassing the operations in Colombia, México, Central America, Ecuador and Venezuela), which is led by Mr. Alfonso Gómez Palacio.

•	the area of People (Human Resources) is enhanced and will report directly to the Executive Chairman. This area will be led by Ms. Marta Machicot, who will join the Executive Committee.